PRUDENTIAL WORLD FUND, INC.

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

March 12, 2012

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, DC 20549

Re:     485(b) Filing for Prudential World Fund, Inc.

     Registration Numbers 002-89725 and 811-03981

Dear Sir or Madam,

     We are filing today via EDGAR Post-Effective Amendment No. 63 under Rule 485(b) of the Securities Act of 1933 to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates March 14, 2012 as its effective date. A letter responding to the Commission staff’s comments on Post-Effective Amendment No. 61, which were conveyed by telephone on March 1, 2012, was submitted as Correspondence through EDGAR on March 6, 2012.Registrant filed Post-Effective Amendment No. 61 to its Registration Statement under Rule 485(a)(2) on December 30, 2011, with effectiveness designated as March 14, 2012, for the purpose for adding a new series, Prudential Jennison Global Opportunities Fund.

     As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

     Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-1495.

                         Sincerely,

                         /s/ Katherine P. Feld

                         Katherine P. Feld

                   Vice President and Corporate Counsel

                         Prudential Investments LLC